Exhibit 99.1

Nissan Auto Receivables 2025-A Owner Trust

Servicer’s Certificate

Collection Period	31-May-25	30/360 Days	18	Collection Period Start	27-May-25
Distribution Date	16-Jun-25	Actual/360 Days	20	Collection Period End	31-May-25
				Prior Month Settlement Date	27-May-25
				Current Month Settlement Date	16-Jun-25

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,668,465,701.04	1,668,465,701.04	1,615,173,451.63	1.049863
Yield Supplement Overcollaterization		130,004,099.86	130,004,099.86	123,670,641.25
Total Adjusted Pool Balance		1,538,461,601.18	1,538,461,601.18	1,491,502,810.38
Total Adjusted Securities		1,538,461,601.18	1,538,461,601.18	1,491,502,810.38	0.969477
Class A-1 Notes	4.48800%	342,800,000.00	342,800,000.00	295,841,209.20	0.863014
Class A-2a Notes	4.50000%	339,600,000.00	339,600,000.00	339,600,000.00	1.000000
Class A-2b Notes	4.77197%	185,000,000.00	185,000,000.00	185,000,000.00	1.000000
Class A-3 Notes	4.49000%	524,500,000.00	524,500,000.00	524,500,000.00	1.000000
Class A-4 Notes	4.57000%	85,000,000.00	85,000,000.00	85,000,000.00	1.000000
Class B Notes	4.79000%	23,100,000.00	23,100,000.00	23,100,000.00	1.000000
Certificates	0.00000%	38,461,601.18	38,461,601.18	38,461,601.18	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	46,958,790.80	854,714.67	136.9859708	2.4933333
Class A-2a Notes	0.00	764,100.00	—	2.2500000
Class A-2b Notes	0.00	490,452.47	—	2.6510944
Class A-3 Notes	0.00	1,177,502.50	—	2.2450000
Class A-4 Notes	0.00	194,225.00	—	2.2850000
Class B Notes	0.00	55,324.50	—	2.3950000
Certificates	0.00	0.00	—	—

Total Securities	46,958,790.80	3,536,319.14

I. COLLECTIONS

Interest:
Interest Collections				6,154,449.77
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				6,154,449.77
Principal:
Principal Collections				53,138,549.96
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				53,138,549.96
Recoveries of Defaulted Receivables				0.00

Total Collections				59,292,999.73

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			64,964	1,538,461,601.18
Total Principal Payment				46,958,790.80

			64,229	1,491,502,810.38

Nissan Auto Receivables 2025-A Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	59,292,999.73
Reserve Account Draw	0.00
Total Available for Distribution	59,292,999.73
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	1,390,388.08
Servicing Fee Paid	1,390,388.08
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	854,714.67
Class A-1 Notes Monthly Interest Paid	854,714.67
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	764,100.00
Class A-2a Notes Monthly Interest Paid	764,100.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	490,452.47
Class A-2b Notes Monthly Interest Paid	490,452.47
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	1,177,502.50
Class A-3 Notes Monthly Interest Paid	1,177,502.50
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	194,225.00
Class A-4 Notes Monthly Interest Paid	194,225.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00
Class B Notes Monthly Interest
Class B Notes Interest Carryover Shortfall	0.00
Class B Notes Interest on Interest Carryover Shortfall	0.00
Class B Notes Monthly Interest Distributable Amount	55,324.50
Class B Notes Monthly Interest Paid	55,324.50
Change in Class B Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2025-A Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		3,536,319.14
Total Note Monthly Interest Paid		3,536,319.14
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		7,407,501.71
4. Total Monthly Principal Paid on the Notes		46,958,790.80
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		46,958,790.80
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		7,407,501.71
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		7,407,501.71

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,846,154.00
Required Reserve Account Amount		3,846,154.00
Beginning Reserve Account Balance		3,846,154.00
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,846,154.00
Required Reserve Account Amount for Next Period		3,846,154.00

VI. POOL STATISTICS

Weighted Average Coupon		4.47%
Weighted Average Remaining Maturity		50.71

	Amount	Number
Principal on Defaulted Receivables	153,699.45	5
Principal Recoveries of Defaulted Receivables	0.00

Monthly Net Losses	153,699.45
Pool Balance at Beginning of Collection Period	1,668,465,701.04
Net Loss Ratio for Third Preceding Collection Period	0.00%
Net Loss Ratio for Second Preceding Collection Period	0.00%
Net Loss Ratio for Preceding Collection Period	0.00%
Net Loss Ratio for Current Collection Period	0.11%
Four-Month Average Net Loss Ratio	0.03%
Cumulative Net Losses for all Periods	153,699.45

Nissan Auto Receivables 2025-A Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	3,152,074.54	115	0.20%
61-90 Days Delinquent	26,045.05	1	0.00%
91-120 Days Delinquent	0.00	0	0.00%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	3,178,119.59	116	0.20%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Second Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Current Collection Period	0.00%	0.00%
Four-Month Average Delinquency Ratio	0.00%	0.00%
60 Day Delinquent Receivables	104,526.77
Delinquency Percentage	0.01%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	2,559,646.44
Number of Extensions	79

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO

NMAC, the sponsor, determined that the combined fair value of the Notes and Certificates was $1,620,277,229 as of the Closing Date, and that the fair value of the entire portion of the Certificates as of the Closing Date was $120,277,229, which is approximately 7.42% of the fair value of the Notes and Certificates. NARC II, the depositor, an affiliate of NMAC, retained all of the Certificates as of the Closing Date. The depositor is retaining a sufficient portion of the Certificates necessary to satisfy the requirements of the SEC’s credit risk retention rules, 17 C.F.R Part 246 (‘Regulation RR’), which will be greater than or equal to 5.00% of the fair value of the Notes and Certificates required to comply with Regulation RR.